Related Parties and Parties-In-Interest Transactions (Details) - EBP 001 - USD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Total investments	$ 373,259	$ 336,532
Notes receivable from participants	11,974	10,021
Ordinary shares
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Master trust purchases	12,002
Master trust sales	65,679
Total investments	$ 3,943	$ 3,996